McGLADREY&PULLEN, LLP                                                     RSM
---------------------                                                     ---
Certified Public Accountants and Consultants                    international


                             ACCOUNTANT'S REPORT

The accompanying statement of net assets, including the schedule of investments, of ANZ II Exchange Preferred Trust as of December 31, 1999, and the related statement of operations for the year ended and the statements of changes in net assets, and the financial highlights for the periods from September 23, 1998 (commencement of operations) to December 31, 1999 were not audited by us and, accordingly, we do not express an opinion on them.






New York, New York
July 5, 2000





                     ANZ EXCHANGEABLE PREFERRED TRUST II

                               FINANCIAL REPORT

                              DECEMBER 31, 1999

                                 (Unaudited)




                                   CONTENTS
---------------------------------------------------------------------------
FINANCIAL STATEMENTS

  Statement of net assets                                                 1

  Schedule of investments                                                 2

  Statement of operations                                                 3

  Statements of changes in net assets                                     4

  Notes to financial statements                                          5-7

  Financial highlights                                                    8

---------------------------------------------------------------------------



ANZ EXCHANGEABLE PREFERRED TRUST II

STATEMENT OF NET ASSETS
December 31, 1999
(Unaudited)

-------------------------------------------------------------------------------------------------

ASSETS
   Investments, at value (amortized cost $363,019,903) (Notes 2, 4, and 8)          $363,019,903
   Cash                                                                                       333
   Accrued interest receivable                                                          6,341,636
                                                                                     ------------
            Total Assets                                                              369,361,872
                                                                                     ------------
            Net Assets                                                               $369,361,872
                                                                                     ============

COMPOSITION OF NET ASSETS
   Trust Units Exchangeable for Preference Shares ("TrUEPrS"), no par value;
      15,004,000 shares issued and outstanding (Note 9)                              $362,981,242
   Undistributed net investment income                                                  6,380,630
                                                                                     ============
            Net Assets                                                               $369,361,872
                                                                                     ============
            Net Asset Value per TrUEPrS                                              $      24.62
                                                                                     ============



See Notes to Financial Statements.





ANZ EXCHANGEABLE PREFERRED TRUST II

SCHEDULE OF INVESTMENTS
December 31, 1999
(Unaudited)

                                               Par         Maturity       Market       Amortized
Securities Description                        Value          Date          Value          Cost
------------------------------------------------------------------------------------------------
DEBT SECURITIES:
Aldobrandini (UK) Company, 8.08%,
   Mandatorily Redeemable Debt            $ 375,100,000    01/15/48   $ 363,019,903  $ 363,019,903
                                          -------------               ----------------------------
                                          $ 375,100,000                 363,019,903    363,019,903
                                          =============
ADRs PURCHASE CONTRACT:
Australia and New Zealand Banking
   Group Limited Preference Shares
     Purchase Contract                                     12/31/47               0               0
                                                                      -----------------------------
        Total                                                         $ 363,019,903   $ 363,019,903
                                                                      =============================


See Notes to Financial Statements.



ANZ EXCHANGEABLE PREFERRED TRUST II

STATEMENT OF OPERATIONS
For the Year ended December 31, 1999
(Unaudited)


---------------------------------------------------------------------------------------------
INTEREST INCOME                                                                   $30,315,097

EXPENSES:

Administrative fees and expenses                           $  87,512
Legal fees                                                    80,000
Accounting fees                                               32,610
Printing and mailing expense                                  15,000
Trustees' fees (Note 5)                                       12,000
Other expenses                                                46,062
                                                           ---------
        Total fees and expenses                              273,184

                                                            (273,184)
EXPENSE REIMBURSEMENT (Note 7)                             ----------

     Total expenses - net                                                                   0
                                                                                 -------------
     Net Investment Income                                                         30,315,097
                                                                                 -------------
     Net increase in net assets resulting from operations                         $30,315,097
                                                                                 =============



See Notes to Financial Statements.



ANZ EXCHANGEABLE PREFERRED TRUST II

STATEMENTS OF CHANGES IN NET ASSETS
For the Year ended December 31, 1999 and the Period from November 19, 1998 (commencement of operations) to December 31,1998
(Unaudited)

                                                               Six Months                  Period Ended
                                                                  Ended                     December 31,
                                                          December 31, 1999                     1998
---------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income                                      $ 30,315,097                 $3,482,794
                                                            ----------------------------------------
       Net increase in net assets
         from operations                                      30,315,097                  3,482,794
                                                            ----------------------------------------
DISTRIBUTIONS
  Net investment income                                      (27,417,261)
       Net decrease in net assets                           ----------------------------------------
         from distributions                                  (27,417,261)                         0
                                                            ----------------------------------------
INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS (Note 9)
   Gross proceeds from the sale of 15,000,000 TrUEPrS                -                  375,000,000
   Less:                                                             -
      Selling commissions                                            -                  (11,625,625)
      Offering costs                                                 -                     (493,133)
                                                            ----------------------------------------
       Net increase in net assets from capital
         share transactions                                                              362,881,242
                                                            ----------------------------------------
       Total increase in net assets for
         the period                                             2,897,836                366,364,036

       Net assets, beginning of period                        366,464,036                    100,000
                                                            ----------------------------------------
       Net assets, end of period                             $369,361,872               $366,464,036
                                                            ========================================




See Notes to Financial Statements.



ANZ EXCHANGEABLE PREFERRED TRUST II

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
-----------------------------------------------------------------------------

Note 1. Organization
ANZ Exchangeable Preferred Trust II("Trust") was established on October 13, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In November 1998, the Trust sold Trust Units Exchangeable for Preference Shares (each, a "TrUEPrS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase 8.08% Mandatorily Redeemable Debt Securities due January 15, 2048 issued by Aldobrandini (UK) Company (the "U.K. Company") and entered into a purchase contract with an affiliate of Australia and New Zealand Banking Group Limited ("ANZ" or the "Company") for American Depositary Receipts (ADRs) representing, for each TrUEPrS, four fully paid preference shares issued by ANZ, an Australian corporation. The U.K. Company is also an affiliate of ANZ. The TrUEPrS will be exchanged for the ADRs pursuant to the contract on January 15, 2048 ("Exchange Date") or sooner at the occurrence of an Exchange Event and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

Note 2. Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

Valuation of Investments
------------------------

The value of the Debt Securities and the ADRs Purchase Contract held by the Trust will be determined in good faith by the Board of Trustees pursuant to procedures adopted by them.

Investment Transactions
-----------------------

Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

Use of Estimates
----------------

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



ANZ EXCHANGEABLE PREFERRED TRUST II

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Note 3. Distributions
The Trust distributes to holders $2.00 per TrUEPrS per annum from the interest payments received by the Trust on the Debt Securities. Distributions of $.50 per TrUEPrS are payable quarterly in arrears on each Dividend Payment Date to holders of record on the immediately preceding Record Date, except for the first distribution on January 15, 1999 which was $.3142 per TrUEPrS.

Note 4. Purchases and Sales of Investment
Purchase of the U.K. Company Debt Securities for the period ended December 31, 1998 totaled $362,981,242. There was no sales of investments during either period.

Note 5. Trustees Fees
Each of the three Trustees are paid a quarterly fee of $1,000 for their services during the life of the Trust. Such fees and anticipated out-of-pocket expenses of each Trustee will be paid by the Jersey Holding Company pursuant to an expense agreement between it and The Bank of New York.

Note 6. Income Taxes
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

The amortized cost of investment securities for Federal income tax purposes was $363,019,903 at December 31, 1999.

Note 7. Expenses
The estimated expenses incurred by the Trust in connection with the offering of the TrUEPrS is $525,133, representing offering expenses ($493,133) and organizational expenses ($32,000). The offering and organizational expenses were paid to the Administrator by an affiliate of ANZ. As of December 31, 1999, $493,033 had been paid by the Administrator for these expenses. The annual administrative and other operating expenses of the Trust are estimated to be $248,000. Such amounts are estimated quarterly and paid to the Administrator by an affiliate of ANZ. Expenses incurred in excess of this amount will be paid by an affiliate of ANZ.

Cash of $570,294, received by the Administrator from an affiliate of ANZ for the payment of offering expenses and administrative and related operating expenses of the Trust, has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1999, S263,341 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.



ANZ EXCHANGEABLE PREFERRED TRUST II

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Note 8. ADRs Purchase Contract
On November 19, 1998, the Trust entered into an ADRs Purchase Contract (the "Contract") with an affiliate of ANZ. Pursuant to such contract, each of the TrUEPrS will be exchanged on the Exchange Date, or sooner at the occurrence of an Exchange Event, for either (1) ADRs representing, for each TrUEPrS, four fully-paid non-cumulative 1998 Preference Shares (Series 2), liquidation preference US$6.25 per share issued by ANZ or (2) cash in an amount of US$25 per TrUEPrS, plus the accrued dividend distributions thereon for the then current quarterly dividend period. See the Trust's original prospectus, dated November 13, 1998, for the circumstances under which each would occur.

ANZ's obligations under the Contract are collateralized by ADRs, each representing four ANZ preference shares, which are being held in the custody of the Trust's custodian, The Bank of New York.

As of December 31,1999, no active market exists for the Contract. The Contract is valued by determining the market price of one TrUEPrS as of the close of the New York Stock Exchange (the "NYSE") on December 31, 1999, less the present value of the remaining quarterly payments to be made on each TrUEPrS as of December 31, 1999. The resulting present value of the expected future quarterly payments to each TrUEPrS exceeds the market price of each TrUEPrS at December 31, 1999; accordingly, the Contract value is negative. For purposes of determining the NAV of each TrUEPrS, the value of the Contract is determined to be $0.

Note 9. Capital Share Transactions
On November 6, 1998 4,000 TrUEPrS were sold to the underwriters of the TrUEPrS for $100,000. During the offering period, the Trust sold 15,000,000 TrUEPrS to the public and received net proceeds of $362,881,242 ($375,000,000 less sales commission of $11,625,625 and offering costs of $493,133). As of December 31, 1999, there were 15,004,000 TrUEPrS issued and outstanding with an aggregate cost, net of sales commission and offering costs, of $362,981,242.



ANZ EXCHANGEABLE PREFERRED TRUST II

FINANCIAL HIGHLIGHTS
(Unaudited)
-----------------------------------------------------------------------------
The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                                                           November 19,
                                                                                              1998
                                                                 Year                     (Commencement
                                                                 Ended                 of Operations) to
                                                              December 31,                December 31,
                                                                 1999                          1998
                                                           -------------------------------------------------

Per share operating performance for a TrUEPrS outstanding throughout the period

Investment income                                             $  2.02                      $   0.23
Expenses                                                        (0.00)                        (0.00)
                                                           -------------------------------------------------
Investment income - net                                          2.02                          0.23
Distributions from income                                       (1.82)                         0.00
Adjustments to capital (commissions and offering                (0.00)                        (0.81)
expenses)                                                  -------------------------------------------------
Net increase (decrease) in net asset value                       0.20                         (0.58)
Beginning net asset value                                       24.42                         25.00
                                                           -------------------------------------------------
Ending net asset value                                         $24.62                        $24.42
                                                           =================================================
Ending market value                                            $21.31                        $26.00
                                                           =================================================
Total investment return based on market value                  (11.83)%                       4.00%

Ratios/Supplemental data

Ratio of expenses to average net assets:
 Before reimbursement (1)                                         0.07%                        0.16%
 After reimbursement (1)                                             0%                        0.00%
 Ratio of net investment income to average net assets:
   Before reimbursement (1)                                       8.16%                        7.95%
   After reimbursement (1)                                        8.23%                        8.11%

Net assets, end of period (in thousands)                      $369,362%                    $366,464%
    (1) Annualized
